INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
Summary of intangible assets

	December 31,	December 31,
	2021	2020
Copyrights	$814,217	$–
Software	84,082	49,540
Less: accumulated amortization	(122,696)	(44,036)
	$775,603	$5,504